Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD VARIABLE INSURANCE FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 07, 2017
Global Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. The Portfolio has no operating history and therefore has no portfolio turnover information.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The expense information shown in the table reflects estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The expense information shown in the table reflects estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests in a mix of Vanguard mutual funds and Vanguard Variable Insurance Fund (VVIF) portfolios (underlying funds) according to an asset-allocation strategy that reflects an allocation of approximately 70% of the Portfolio’s assets to domestic fixed income securities and 30% to non-U.S. fixed income securities. Through this asset allocation strategy, the Portfolio seeks to track the investment performance of a composite index consisting of 70% Bloomberg Barclays U.S. Aggregate Float Adjusted Index and 30% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). The Portfolio is currently able to employ this strategy by investing in one Vanguard mutual fund and one VVIF portfolio.

The Portfolio’s indirect fixed income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard, typically with foreign currency exchange forward contracts, to minimize foreign currency exposure).

Under normal circumstances, the Portfolio will invest at least 80%, and usually all or substantially all, of its assets in underlying funds that together seek to track the Portfolio’s target index.

The Portfolio’s board of trustees may change the mix of underlying funds or the targeted allocation to the underlying asset classes and index without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the global fixed income market. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because the underlying funds in which the Portfolio invests primarily invest in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes.

• Credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the Portfolio’s return.

• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate accordingly.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The underlying funds in which the Portfolio invests would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income. Such redemptions and subsequent reinvestments would also increase the underlying fund’s turnover rate.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies. Because the underlying funds in which the Portfolio invests may invest a large portion of their assets in bonds of issuers located in any one country or region, the Portfolio’s performance may be hurt disproportionately by the poor performance of the underlying funds’ investments in that area.

• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the Portfolio’s underlying funds may not perfectly offset the funds’ foreign currency exposure.

• Nondiversification risk, which is the chance that the Portfolio’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer. One of the underlying funds in which the Portfolio invests is nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Nondiversification risk, which is the chance that the Portfolio’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer. One of the underlying funds in which the Portfolio invests is nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This is the Portfolio’s initial prospectus, so it does not contain performance data.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This is the Portfolio’s initial prospectus, so it does not contain performance data.
Global Bond Index Portfolio | Global Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%	[1]
1 Year	rr_ExpenseExampleYear01	$ 14
3 Years	rr_ExpenseExampleYear03	45
1 Year	rr_ExpenseExampleNoRedemptionYear01	14
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 45

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.